Schedule of other investments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cost	$ 21,999,990
Estimated Fair Value	$ 21,978,866
% of FV	100.00%
STRC preferred shares [member]
IfrsStatementLineItems [Line Items]
Other investments, description	200,914 preferred shares
Cost	$ 19,999,990
Estimated Fair Value	$ 19,960,806
% of FV	90.80%
Short-term investment [member]
IfrsStatementLineItems [Line Items]
Other investments, description	2,018,060 RWUSD
Cost	$ 2,000,000
Estimated Fair Value	$ 2,018,060
% of FV	9.20%